ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2016 and 2015 are as follows:

	Issued		Outstanding
	2016	2015	2016	2015
Series 7	1,036,100	1,036,100	1,036,100	1,036,100
Series 9	4,178,029	4,178,029	4,145,929	4,156,429
Series 10	2,428,925	2,428,925	2,409,225	2,421,225
Series 11	2,489,599	2,489,599	2,484,999	2,486,499
Series 12	2,972,795	2,972,795	2,933,895	2,947,595
Series 14	5,574,290	5,574,290	5,507,640	5,540,940
TOTAL	18,679,738	18,679,738	18,517,788	18,588,788

Schedule Of Operating Partnerships Valuation Allowance [Table Text Block]
Accordingly, the Partnership recorded a valuation allowance as follows:

	2016	2015
Series 7	$-	$-
Series 9	13,983	13,983
Series 10	-	5,443
Series 11	9,120	72,890
Series 12	349	70,546
Series 14	2,638	3,395
	$26,090	$166,257

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units outstanding in each series at March 31, 2016 and 2015 are as follows:

	2016	2015
Series 7	1,036,100	1,036,100
Series 9	4,153,804	4,162,096
Series 10	2,418,225	2,421,225
Series 11	2,486,124	2,486,499
Series 12	2,944,170	2,960,395
Series 14	5,532,615	5,550,973
TOTAL	18,571,038	18,617,288